General and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses
Personnel-related expenses	$ 3,800	$ 1,474	$ 477
Share-based compensation expense	3,261	326	11
Professional and consultant fees	2,593	683	674
Insurance, facilities, fees and other related costs	2,506	236	74
Total general and administrative expenses	$ 12,160	$ 2,719	$ 1,236